Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues

3. Revenues

The Company is substantially dependent on revenues received under contracts with federal, state, and local government agencies. Operating funding sources are generally earned from Medicaid, Medicare, commercial insurance reimbursement, and private and other payors. There is no single customer whose revenue was 10% or more of our consolidated revenue. The following tables set forth revenue by payor type for the years ended December 31, 2024, 2023 and 2022 (in millions):

	Pharmacy Solutions
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Commercial insurance	$2,360.0	23.4%	$1,657.7	21.6%	$1,339.4	20.2%
Medicaid	829.1	8.2%	656.1	8.5%	517.1	7.8%
Medicare A	546.4	5.4%	549.3	7.1%	481.2	7.2%
Medicare B	70.3	0.7%	61.2	0.8%	42.1	0.6%
Medicare C	1,547.1	15.4%	1,384.3	18.0%	1,243.5	18.7%
Medicare D	3,202.0	31.8%	2,031.9	26.4%	1,482.4	22.4%
Private & other	199.4	2.0%	182.0	2.4%	158.7	2.4%
	$8,754.3	86.9%	$6,522.5	84.8%	$5,264.4	79.3%

	Provider Services
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Commercial insurance	$168.1	1.7%	$152.5	2.0%	$129.7	2.0%
Medicaid	337.4	3.3%	323.0	4.2%	311.6	4.7%
Medicare A	453.2	4.5%	409.3	5.3%	456.9	6.9%
Medicare B	25.6	0.3%	21.6	0.3%	15.4	0.2%
Medicare C	117.9	1.2%	66.1	0.9%	9.0	0.1%
Private & other	215.7	2.1%	196.0	2.5%	175.8	2.7%
	$1,317.9	13.1%	$1,168.5	15.2%	$1,098.4	16.6%

	Other
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Department of Labor	$—	—	$—	—	$273.4	4.1%
Private & other	—	—	—	—	1.3	0.0%
	$—	—	$—	—	$274.7	4.1%

	Consolidated
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Commercial insurance	$2,528.1	25.1%	$1,810.2	23.6%	$1,469.1	22.2%
Medicaid	1,166.5	11.5%	979.1	12.7%	828.7	12.5%
Medicare A	999.6	9.9%	958.6	12.4%	938.1	14.1%
Medicare B	95.9	1.0%	82.8	1.1%	57.5	0.8%
Medicare C	1,665.0	16.6%	1,450.4	18.9%	1,252.5	18.8%
Medicare D	3,202.0	31.8%	2,031.9	26.4%	1,482.4	22.4%
Department of Labor	—	—	—	—	273.4	4.1%
Private & other	415.1	4.1%	378.0	4.9%	335.8	5.1%
	$10,072.2	100.0%	$7,691.0	100.0%	$6,637.5	100.0%

Refer to Note 18 for the disaggregation of revenues by segment.